Business Segment Information	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Business Segment Information
BUSINESS SEGMENT INFORMATION

Operating segments are components of an enterprise that engage in business activities from which it may earn revenues and incur expenses, for which separate financial information is available, and is evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. Substantially all of our business consists of the generation, transmission, distribution and sale of electric energy conducted through IPL which is a vertically integrated electric utility. IPALCO’s reportable business segment is its utility segment, with all other non-utility business activities aggregated separately. The non-utility category primarily includes the 2018 IPALCO Notes and the 2020 IPALCO Notes; approximately $1.7 million and $5.9 million of cash and cash equivalents, as of December 31, 2015 and 2014, respectively; long-term investments of $5.2 million and $5.1 million at December 31, 2015 and 2014, respectively; and income taxes and interest related to those items. All other assets represented less than 1% of IPALCO’s total assets as of December 31, 2015 and 2014. The accounting policies of the identified segment are consistent with those policies and procedures described in the summary of significant accounting policies. Intersegment sales, if any, are generally based on prices that reflect the current market conditions.

The following table provides information about IPALCO’s business segments (in millions):

	2015			2014			2013
	Utility	All Other	Total	Utility	All Other	Total	Utility	All Other	Total
Operating revenues	$1,250	—	$1,250	$1,322	—	$1,322	$1,256	—	$1,256
Depreciation and amortization	188	—	188	185	—	185	182	—	182
Income taxes	56	(25)	32	69	(21)	48	58	(20)	38
Net income	102	(42)	60	110	(32)	78	97	(33)	64
Utility plant - net of depreciation	3,451	—	3,451	2,857	—	2,857	2,553	—	2,553
Capital expenditures	686	—	686	382	—	382	242	—	242

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Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Business Segment Information
BUSINESS SEGMENT INFORMATION

Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. All of IPL’s current business consists of the generation, transmission, distribution and sale of electric energy, and therefore IPL had only one reportable segment.